SELECTED STATEMENT OF OPERATIONS DATA:	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]

NOTE 10    -  SELECTED STATEMENT OF OPERATIONS DATA:

a.        Revenues:

1)        The Company's revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

Following are data regarding revenues classified by product lines:

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands

Product line “A”	$14,804	$15,717	$15,040
Product line “B”	4,109	4,169	2,534
	$18,913	$19,886	$17,574

2)        Following are data regarding geographical revenues classified by geographical location of the customers:

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands

United States	$9,405	$9,137	$7,461
United Kingdom	403	850	2,472
Italy	1,542	1,483	1,860
Rest of Europe	4,740	5,456	3,987
Israel	1,551	1,053	823
Other	1,272	1,907	971
	$18,913	$19,886	$17,574

Property and equipment - by geographical location:

	December 31
	2011	2010
	U.S. dollars in thousands

Israel	$487	$425
Romania	389	393
United Kingdom	3	14
United States	1	2
	$880	$834

b.           Research and development expenses:

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands

Payroll and related expenses	$3,780	$3,185	$3,391
Rent and related expenses	300	266	357
Depreciation and amortization	169	168	187
Other	424	438	513
	$4,673	$4,057	$4,448

c.         Selling and marketing expenses:

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands

Payroll and related expenses	$1,644	$1,584	$1,593
Depreciation and amortization	17	142	218
Travel and conventions	145	166	111
Other	189	227	298
	$1,995	$2,119	$2,220

d.         General and administrative expenses:

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands

Payroll and related expenses	$1,013	$1,065	$1,171
Depreciation and amortization	57	71	83
Insurances	85	114	105
Office expenses	123	78	97
Professional services	337	331	764
Attorney’s fees reimbursement	-	-	(420)
Allowance for doubtful accounts and
bad debts	(5)	(201)	324
Other	224	97	200
	$1,834	$1,555	$2,324

e.         Impairment of intangible asset

During 2010 and based on an impairment test, the Company decided to write off the remaining balance of the intangible assets.

Amortization expenses totaled $637 thousand and $338 thousand in the years ended December 31, 2010 and 2009, respectively.

The expenses recorded in 2010 include an impairment charged to Customer relationship and technology related to the acquisition of Omni in the amount of approximately $407 thousand. During the impairment test which is performed each year (see note 4) the company reassess the intangible assets for impairment by subtracting the asset's fair value from the asset's carrying value.

f.        Auction rate Security Settlement

In September 2009, the company recognized an income of $18.5 million due to the settlement of a claim the company filed in an arbitration proceeding against an investment firm that purchased Auction Rate Security (“the Security”) for the company’s account. The Company was also reimbursed for $0.4 million out of the Company’s legal costs related to the class action securities law suit which was filed against the Company in 2009, which was dismissed in 2010. The reimbursement was recorded as a reduction of General and Administrative expenses (see d. above). As of December 31, 2009, the Company had recognized losses in the aggregated amount of $20.3 million related to the investment in the Security.

g.       Other financial income (expenses) - net:

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$157	$94	$86
Interest on long-term securities	-	-	158
Non-dollar currency gains - net	-	-	53
Interest on available for sale securities	154	-	-
	311	94	297
Expenses:
Non-dollar currency losses - net	(58)	(19)	-
Bank commissions and charges	(21)	(26)	(41)
Realized loss on sale of available for sale securities	(61)	-	-
	(140)	(45)	(41)
	$171	$49	$256

h.        Earnings per ordinary share (“EPS”

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31
	2011	2010	2009
	U.S. dollars in thousands
Weighted average number of shares
issued and outstanding - used in
computation of basic EPS	18,679	18,467	19,012
Add - incremental shares from assumed
exercise of options	124	146	-
Weighted average number of shares used
in computation of diluted EPS	18,803	18,613	19,012

In the years ended December 31, 2011, 2010 and 2009, options that their effect was anti-dilutive, were not taken into account in computing the diluted earning per share.

The number of options that could potentially dilute EPS in the future and were not included in the computing of diluted EPS is 266,200 options for 2011, 508,400 options for 2010 and 888,400 options for 2009.